Offerings	Jul. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	Note 1.a The maximum aggregate offering price represents the maximum aggregate principal amount of each series of the Notes to be offered in the exchange offer to which the registration statement relates. Note 1.b The amount of registration fee is calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	1,150,000,000
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 176,065.00
Offering Note	See offering notes 1.a and 1.b.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2054
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	See offering notes 1.a and 1.b.